Unaudited Condensed Consolidated Statements of Change in Stockholders’ Deficit - USD ($)		Preferred stock	Common stock	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2021			$ 891	$ 209,109	$ 1,560,487		$ 1,770,487
Balance (in Shares) at Dec. 31, 2021	[1]		8,908,991
Reverse recapitalization of Visiontech and Nature’s Miracle (Issuance of shares)			$ 690	393,310			394,000
Reverse recapitalization of Visiontech and Nature’s Miracle (Issuance of shares) (in Shares)	[1]		6,904,468
Acquisition of Hydroman			$ 646	924,354			925,000
Acquisition of Hydroman (in Shares)	[1]		6,459,019
VIE consolidation					(9,053)		(9,053)
Foreign currency translation adjustments						(1,863)	(1,863)
Net loss					(2,461,125)		(2,461,125)
Balance at Dec. 31, 2022			$ 2,227	1,526,773	(909,691)	(1,863)	617,446
Balance (in Shares) at Dec. 31, 2022	[1]		22,272,478
Foreign currency translation adjustments						856	856
Net loss					(567,379)		(567,379)
Balance at Mar. 31, 2023			$ 2,227	1,526,773	(1,477,070)	(1,007)	50,923
Balance (in Shares) at Mar. 31, 2023	[1]		22,272,478
Balance at Dec. 31, 2022			$ 2,227	1,526,773	(909,691)	(1,863)	617,446
Balance (in Shares) at Dec. 31, 2022	[1]		22,272,478
Net loss							(973,949)
Balance at Jun. 30, 2023			$ 2,227	1,526,773	(1,883,640)	(1,072)	(355,712)
Balance (in Shares) at Jun. 30, 2023	[1]		22,272,478
Balance at Dec. 31, 2022			$ 2,227	1,526,773	(909,691)	(1,863)	617,446
Balance (in Shares) at Dec. 31, 2022	[1]		22,272,478
Foreign currency translation adjustments						788	788
Net loss					(7,338,171)		(7,338,171)
Balance at Dec. 31, 2023			$ 2,227	1,526,773	(8,247,862)	(1,075)	(6,719,937)
Balance (in Shares) at Dec. 31, 2023	[1]		22,272,478
Balance at Mar. 31, 2023			$ 2,227	1,526,773	(1,477,070)	(1,007)	50,923
Balance (in Shares) at Mar. 31, 2023	[1]		22,272,478
Foreign currency translation adjustments						(65)	(65)
Net loss					(406,570)		(406,570)
Balance at Jun. 30, 2023			$ 2,227	1,526,773	(1,883,640)	(1,072)	(355,712)
Balance (in Shares) at Jun. 30, 2023	[1]		22,272,478
Balance at Dec. 31, 2023			$ 2,227	1,526,773	(8,247,862)	(1,075)	(6,719,937)
Balance (in Shares) at Dec. 31, 2023	[1]		22,272,478
Issuance of shares upon the reverse recapitalization			$ 403		(2,703,877)		(2,703,474)
Issuance of shares upon the reverse recapitalization (in Shares)	[1]		4,034,286
Stock compensation expense			$ 6	171,891			171,897
Stock compensation expense (in Shares)	[1]		62,740
Shares to be issued for stock compensation			$ (6)	6
Shares to be issued for stock compensation (in Shares)	[1]		(62,740)
Foreign currency translation adjustments						50	50
Net loss					(2,306,806)		(2,306,806)
Balance at Mar. 31, 2024			$ 2,630	1,698,670	(13,258,545)	(1,025)	(11,558,270)
Balance (in Shares) at Mar. 31, 2024	[1]		26,306,764
Balance at Dec. 31, 2023			$ 2,227	1,526,773	(8,247,862)	(1,075)	$ (6,719,937)
Balance (in Shares) at Dec. 31, 2023	[1]		22,272,478
Stock compensation expense (in Shares)							26,306,764
Net loss							$ (4,075,125)
Balance at Jun. 30, 2024			$ 2,645	1,894,563	(15,026,864)	(1,108)	(13,130,764)
Balance (in Shares) at Jun. 30, 2024	[1]		26,456,764
Balance at Mar. 31, 2024			$ 2,630	1,698,670	(13,258,545)	(1,025)	(11,558,270)
Balance (in Shares) at Mar. 31, 2024	[1]		26,306,764
Stock compensation expense			$ 16	195,892			195,908
Stock compensation expense (in Shares)	[1]		162,465
Shares to be issued for stock compensation			$ (1)	1
Shares to be issued for stock compensation (in Shares)	[1]		(12,465)
Foreign currency translation adjustments						(83)	(83)
Net loss					(1,768,319)		(1,768,319)
Balance at Jun. 30, 2024			$ 2,645	$ 1,894,563	$ (15,026,864)	$ (1,108)	$ (13,130,764)
Balance (in Shares) at Jun. 30, 2024	[1]		26,456,764

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024